Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
33	Commitments and contingencies

In 2022, CNFinance entered into a contract with a third-party company for the purchase of commercial properties as office buildings for its own use. As of December 31, 2022, the Group has paid RMB 88,574,103 as agreed in the contract and this amount is being recognized in the account prepaid. The remaining amount of RMB 88,450,000 will be paid by December 30, 2023, and the delivery of the building will be made by February 28, 2024, as the Group completing the payment in full.

In addition, the Group has not entered into any derivative contracts that are indexed to the Group’s shares and classified as shareholders’ equity, or that are not reflected in the Group’s consolidated financial statements. Furthermore, the Group does not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. Moreover, the Group does not have any variable interest in any unconsolidated entity that provides financing, liquidity, market risk or credit support to the Group or engages in leasing, hedging or product development services with the Group.